SIGNIFICANT ACCOUNTING POLICIES (Net Loss Per Share) (Narrative) (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Stock Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Number of anti-dilutive securities excluded from the computation of diluted net loss per share	6,589,215	5,943,400	5,863,457
Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Number of anti-dilutive securities excluded from the computation of diluted net loss per share	500,000	500,000	500,000
Exchange Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Number of anti-dilutive securities excluded from the computation of diluted net loss per share	599,340	1,455,000